CHANGE IN COMPARATIVE INFORMATION (Details Narrative) - USD ($)		12 Months Ended
	Nov. 22, 2019	Dec. 31, 2021
Stock iisued during period share issued for acquisition	1,800,000
Shares issued per price		$ 0.03
Fair value amount	$ 54,000	$ 1,170,000
Minimum [Member]
Fair value amount		1,116,000
Maximum [Member]
Fair value amount		$ 54,000
Smarten Co [Member]
Stock iisued during period share issued for acquisition		1,800,000
Shares issued per price		$ 0.65